SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities arising from contract with customers (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue from Contract with Customer [Abstract]
Deferred revenue, current portion		¥ 906,914	$ 131,490	¥ 986,993
Deferred revenue, non-current portion		52,419	$ 7,600	9,225
Contract liabilities arising from contract with customers		959,333		996,218
Refund liability	[1]	¥ 60,597		¥ 78,630

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.